Segment and geographic information (Schedule of Property and Equipment by Geographical Areas) (Details) - USD ($) $ in Thousands	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Segment Reporting Information [Line Items]
Property and equipment, net	$ 5,379	$ 5,321	$ 5,143
Israel
Segment Reporting Information [Line Items]
Property and equipment, net	4,973	4,961	4,800
U.S. and other
Segment Reporting Information [Line Items]
Property and equipment, net	$ 406	$ 360	$ 343